Commitments and Contingencies (Predecessor) (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Commitments [Abstract]
2023	$ 20,918,000
Total	$ 22,728,000
United Maritime Predecessor [Member]
Commitments [Abstract]
2023		$ 4,888,965
Total		$ 4,888,965